Other commitments, contingent liabilities and contingent assets	12 Months Ended
Dec. 31, 2021
Disclosure of other commitments, contingent liabilities and contingent assets [abstract]
Disclosure of other commitments, contingent liabilities and contingent assets [text block]
24 Other commitments, contingent liabilities and contingent

assets
Contractual commitments
Equinor had contractual commitments of USD 7.038

billion as of 31 December 2021. The contractual commitments reflect Equinor's proportional share and mainly comprise construction and acquisition of property, plant and equipment as well as committed investments/funding or resources in equity accounted entities.
As a condition for being awarded oil and gas exploration and production licences, participants may be committed to drill a certain
number of wells. At the end of 2021, Equinor was committed to participate in 36 wells, with an average ownership interest of
approximately 46%. Equinor's share of estimated expenditures to drill these wells amounts to USD 409 million. Additional wells that
Equinor may become committed to participating in depending on future discoveries in certain licences are not included in these
numbers.
Other long-term commitments
Equinor has entered into various long-term agreements for pipeline transportation as well as terminal use, processing,

storage and
entry/exit capacity commitments and commitments related to specific purchase agreements. The agreements ensure the rights to the
capacity or volumes in question, but also impose on Equinor the obligation to pay for the agreed-upon service or commodity,
irrespective of actual use. The contracts' terms vary, with durations of up to 2060 .
Take-or-pay contracts for the purchase of commodity quantities are only included in the table below if their contractually agreed pricing is of a nature that will or may deviate from the obtainable market prices for the commodity at the time of delivery.
Obligations payable by Equinor to entities accounted for in the Equinor group using the equity method are included in the table below
with Equinor’s

full proportionate share. For assets (such as pipelines) that are included in the Equinor accounts through joint operations or similar arrangements, and where consequently Equinor’s share of assets, liabilities, income and expenses (capacity
costs) are reflected on a line-by-line basis in the Consolidated financial statements, the amounts in the table include the net
commitment payable by Equinor (i.e. Equinor’s proportionate share of the commitment less Equinor's ownership share in the
applicable entity).
The table below also includes USD 2.022

billion as the non-lease components of lease agreements reflected in the accounts according to IFRS 16, as well as leases not yet commenced. Leases not commenced include one rig to be used on the NCS and an
increased number of vessels supporting the growing LPG and LNG business. For commenced leases, please refer to note 23 Leases.
Nominal minimum other long-term commitments at 31 December 2021:
(in USD million)
2022 2,663
2023 2,077
2024 1,520
2025 1,307
2026 1,026
Thereafter 4,547
Total other long-term commitments 13,140
Guarantees
Equinor has guaranteed for its proportionate share of some of our associate’s long-term bank debt, payment obligations under
contracts, and certain third-party obligations. The total amount guaranteed at year-end 2021 is USD 439 million. The book value of the
guarantees is immaterial.
Contingent liabilities and contingent assets
Redetermination process for Agbami field
Through its ownership in OML 128 in Nigeria, Equinor is a party to an ownership interest redetermination process for the Agbami field,
which will reduce Equinor’s ownership interest. A non-binding agreement for settlement of the redetermination was reached during the
fourth quarter of 2018. The parties to the non-binding agreement have thereafter continued

to work towards a final settlement and
agreed-upon ownership percentage adjustment. In June 2021, Equinor paid a total of USD 822 million to two of the partners in the
Agbami Unit. The payment covered outstanding amounts between the three parties as of 31 March

2021. Following the payment, an
adjustment to the previous provision by USD 57

million was reflected in the E&P International segment under Other Revenue. The remaining Agbami redetermination related provision reflected in Trade and other payables in the Consolidated balance sheet at year-
end is immaterial.
Mineral rights dispute along the Missouri riverbank
Equinor produces minerals from wells in spacing units along the Missouri River in which ownership of the mineral rights associated
with the near shore region up to the ordinary high-water mark has been disputed. As operator of wells in those units, Equinor has a
right to part of the proceeds, and a responsibility to distribute the remainder of the proceeds from the production to the owners of the
mineral rights. As the riverbank has moved continuously over time, updated river-surveys have resulted in interest claims from several
parties, including the State of North Dakota, the United States, and private parties. During the second quarter of 2021, Equinor
received updated title opinions reflecting the latest State survey that resulted in clarification among the main parties. Certain limited
procedural matters remain, but Equinor’s maximum exposure in the case was significantly reduced and at this stage is minor.
Amounts reflected in the matter in the Consolidated balance sheet at 31 December

2021 and in the Consolidated statement of income
during the year 2021 are immaterial.
Claim from Petrofac regarding multiple variation order requests performed in Algeria (In Salah)
Petrofac International (UAE) LLC (“PIUL”) was awarded the EPC Contract to execute the ISSF

Project (the In Salah Southern Fields
Project which has finalized the development of 4 gas fields in central Algeria). Following suspension of activity after the terrorist attack
at another gas field in Algeria (In Amenas) in 2013, PIUL issued multiple Variation Order Requests (“VoRs”) related to the costs incurred for stand-by and remobilization costs after the evacuation of expatriates. Several VoRs have been paid, but the settlement of the remaining has been unsuccessful. PIUL initiated arbitration in August 2020 claiming an estimated amount of USD 533 million, of
which Equinor holds a 31.85 % share. Equinor's maximum exposure amounts to USD 163 million. Equinor has provided for its best
estimate in the matter.
Withholding tax dispute regarding remittances from Brazil to Norway
Remittances made from Brazil for services are normally subject to withholding income tax.

In 2012, Equinor’s subsidiaries in Brazil
filed a lawsuit to avoid paying this tax on remittances made to Equinor ASA and Equinor Energy

AS for services without transfer of
technology based on the Double Tax Treaty Brazil has with Norway.

The first level decision from 2013 was in Equinor's favour and since 2014, withholding tax has not been paid. In 2017, a second level decision was rendered also in favour of Equinor, but this
decision was appealed. The trial session concluded in July 2021, overruling the previous favourable decision based on procedural
aspects only. Equinor has filed a motion for clarification which had the effect of temporarily suspending the unfavourable decision and is currently awaiting the court’s decision, on the basis of which Equinor’s further legal steps in the case will be determined. Equinor's
maximum exposure is estimated at approximately USD 135

million. Equinor is of the view that all applicable tax regulations have been applied in the case and that Equinor has a strong position. No amounts have consequently been provided for in the financial
statements.
Suit for an annulment of Petrobras’ sale of the interest in BM-S-8 to Equinor
In March 2017, an individual connected to the Union of Oil Workers of Sergipe (Sindipetro) filed a class action suit against Petrobras,
Equinor, and ANP - the Brazilian Regulatory Agency - to seek annulment of Petrobras’ sale of the interest and operatorship in BM-S-8 to Equinor, which was closed in November 2016 after approval by the partners and authorities. In February 2022, sentence in the annulment case was issued at the first instance level, and Equinor won on all merits. Equinor is expecting the case to be appealed
and is currently evaluation next steps. At the end of 2021, the acquired interest remains in Equinor’s balance sheet as intangible
assets of the Exploration & Production International (E&P International) segment.
ICMS indirect tax (Imposto sobre Circulaçao de Mercadorias - Tax on the Circulation of Goods and Certain Services)
In Brazil, the State of Rio de Janeiro in 2015 published a law whereby crude oil extraction would be subject to a
18 % ICMS indirect
tax, for which the Brazilian Industry Association challenged the law’s constitutionality. In March 2021 the plenary of Brazil’s Supreme
Court declared the State of Rio de Janeiro’s law to be unconstitutional, and the decision became final in May 2021. Following the
Supreme Court’s decision, Equinor evaluates the probability of any cash outflow in relation to the legal proceedings currently ongoing
for the Roncador and Peregrino fields to be remote. The maximum exposure for Equinor is at year-end 2021 estimated at USD
460
million. As no provisions have previously been made in the matter, the Brazilian Supreme Court’s decision does not impact Equinor’s
Consolidated financial statements for the year 2021.
New Brazilian law creating uncertainty regarding certain tax incentives
In 2021, a law came into effect in Brazil in the State of Rio de Janeiro, requiring taxpayers that benefited from ICMS tax incentives (i.e.
Repetro) to deposit 10 % of the savings made from such benefits into a state fund. This law had slightly different features from a previous similar law effective in the period 2017 to 2020. Equinor is of the opinion that specific incentives so far relevant for the
Roncador and Peregrino fields are not in scope of the new law, nor were they in scope of the previous one. State tax authorities in Rio de Janeiro may interpret the laws differently and require deposits to be paid with the addition of fines and interests. Several legal
actions to oppose such developments have therefore been initiated by Equinor’s peers and the Brazilian Petroleum and Gas Institute
(IBP). So far, Equinor is party to two of the cases. At year-end 2021, the maximum exposure for Equinor in these various matters has been estimated to a total of USD 112

million, the main part of which will likely have to be deposited with the relevant authorities in
2022 to avoid losing ICMS tax incentives while litigation is ongoing. Equinor is of the opinion that the laws in question are
unconstitutional, especially for Repetro incentives, and that this will be upheld in future legal proceedings. No amounts have
consequently been provided for in the financial statements.
KKD oil sands partnership
Canadian tax authorities have issued a notice of reassessment for 2014 for Equinor's Canadian subsidiary which was party to
Equinor's divestment of 40

% of the KKD Oil Sands partnership at that time. The reassessment, which has been appealed, adjusts the
allocation of the proceeds of disposition of certain Canadian resource properties from the partnership. Maximum exposure is
estimated to be approximately USD 397

million. The appeal process with the Canadian tax authorities, as well as any subsequent litigation that may become necessary, may take several years. No taxes will become payable until the matter has been finally settled.
Equinor is of the view that all applicable tax regulations have been applied in the case and that Equinor has a strong position. No
amounts have consequently been provided for in the financial statements.
Deviation notices and disputes with Norwegian tax authorities
In the fourth quarter of 2020, Equinor received a decision from the Norwegian tax authorities related to the capital structure of the
subsidiary Equinor Service Center Belgium N.V. The decision concludes that the capital structure has to be based on the arm length’s principle and the decision covers the fiscal years 2012 to 2016. Maximum exposure is estimated to be approximately USD
182

million,
for which Equinor has received a claim that was settled in 2021. Equinor has brought the case to court and if Equinor’s view prevails,
the tax payment will be refunded. It continues to be Equinor’s view that the group has a strong position, and at year-end 2021, no
amounts have consequently been expensed in the financial statements.
Equinor has an ongoing dispute regarding the level of Research & Development cost to be allocated to the offshore tax regime. Based
on Equinor’s correspondence with the Norwegian tax authorities in the matter and the Petroleum Taxation Appeal Board’s decision
regarding some of the income years, the maximum exposure in this matter is estimated to approximately USD
206

million. Equinor
has provided for its best estimate in the matter.
The Oil Taxation Office has challenged the internal pricing of certain products of natural gas liquids sold from Equinor Energy AS to
Equinor ASA in the years 2011-2020. During 2021 there has been development is various elements of the case, where parts of the exposure are resolved,

while for another element, a first-tier court decision ruled in Equinor’s favour but has been appealed. Second
level court proceedings are scheduled in June 2022. Other parts of the dispute remain outstanding.

Where relevant, exposure for the
period 2020–2021 has been added. Following these developments, which did not impact the Consolidated statement of income
significantly, the maximum exposure regarding the gas liquid pricing remains at an estimated USD 100 million. Equinor has provided
for its best estimate in the matter.
Other claims
During the normal course of its business, Equinor is involved in legal proceedings, and several other unresolved claims are currently
outstanding. The ultimate liability or asset, in respect of such litigation and claims cannot be determined at this time. Equinor has
provided in its Consolidated financial statements for probable liabilities related to litigation and claims based on its best estimate.
Equinor does not expect that its financial position, results of operations or cash flows will be materially affected by the resolution of
these legal proceedings. Equinor is actively pursuing the above disputes through the contractual and legal means available in each
case, but the timing of the ultimate resolutions and related cash flows, if any, cannot at present be determined with sufficient reliability.
Provisions related to claims other than those related to income tax are reflected within note 21 Provisions and other liabilities.
Uncertain income tax related liabilities are reflected as current tax payables or deferred tax liabilities as appropriate, while uncertain
tax assets are reflected as current or deferred tax assets.